Pension And Other Employee Benefit Plans (Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Pension And Other Employee Benefit Plans [Line Items]
Pensioner retirement age, current	65
Pensioner retirement age in ten years	65
Pensioner retirement age in twenty years	65
At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	10
At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	20
Females [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.5	23.4
Females [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	24.5	24.4
Females [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	25.4	25.3
Males [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	21.8	21.7
Males [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	22.7	22.6
Males [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.6	23.5